Jacob Funds, Inc.
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

March 12, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re: Jacob Funds, Inc. (the “Company”)
File Nos.: 333-82865 and 811-09447

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Company to add a new series is Post-Effective Amendment No. 41 and Amendment No. 44 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares on behalf of the Jacob Forward ETF as new series of the Company.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (920) 360‑7173 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services